Share Capital - Summary of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Shares	266,821,844	252,160,087
Share capital and share premium	$ 1,231,969	$ 1,060,558
Ordinary Shares
Disclosure of classes of share capital [line items]
Shares	266,821,844	252,160,087
Share capital and share premium	$ 1,231,969	$ 1,060,558